Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Our property and equipment consisted of the following as of December 31, 2025 and 2024:

	2025	2024
Property and equipment:
Office buildings	$22,082,349	$22,082,349
Land	5,000,000	5,000,000
Building improvements	2,202,370	2,186,959
Leasehold improvements	3,223,028	3,077,471
Office equipment	2,467,229	2,287,029
Electronic equipment	4,282,327	3,522,767
Site improvements	1,286,355	1,265,886
Construction in process	4,856,429	1,114,097
Less: accumulated depreciation	(9,505,232)	(6,906,788)
Property and equipment, net	$35,894,855	$33,629,770